Financial Risk Management and Financial Instruments - Additional Information (Details) $ / shares in Units, £ in Millions, kr in Millions, kr in Millions, $ in Millions, $ in Millions													12 Months Ended
	Oct. 01, 2021 EUR (€)	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 shares	Oct. 17, 2019 shares	Oct. 04, 2019 EUR (€) shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 SEK (kr)	Aug. 20, 2021 EUR (€) shares	Apr. 21, 2021 EUR (€) shares	Mar. 02, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2020 SEK (kr)	Apr. 01, 2019 EUR (€)
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Number of shares authorized for share repurchase program (in shares) | shares																						10,000,000	4,366,427
Amount authorized for share repurchase program																						€ 1,000,000,000	€ 510,000,000
Number of shares repurchased in period (in shares) | shares													458,234
Payment for repurchase of stock													€ 89,000,000
Percentage of investment in counterparties and instruments													10.00%
Portfolio maturity period													2 years
Investment maturity period													5 years
Short term investments maximum liquidity period													90 days
Credit losses on short term investments													€ 0	€ 0
Contract maximum duration													1 year
Effect of 10 percentage change in Euro against translation exposure currencies on equity													€ 126,000,000	105,000,000
Impact of change in interest rate on interest income													7,000,000	6,000,000
Impact on the accrual for social costs on outstanding share-based payment awards													18,000,000	27,000,000
Transfers between levels													0	0
Warrants sold to acquire ordinary shares		€ 31,000,000					€ 15,000,000		€ 9,000,000		€ 27,000,000
Ordinary shares acquired trough warrants issue (in shares) | shares		800,000					800,000		1,600,000		5,120,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 281.63					$ 190.09		$ 89.73		$ 50.61
Warrant exercise price number of times of fair market value of ordinary shares		1.3					1.3		0.013		0.012
Warrants expiry date							Jul. 01, 2022
Ordinary shares issued (in shares) | shares				1,084,043	1,991,627	1,600,000
Number of warrants exercised (in shares) | shares						1,600,000
Number of warrants effectively net settled (in shares) | shares				1,600,000	3,520,000
Proceeds from exercise of warrants						€ 74,000,000							0	0	€ 74,000,000
Gains (losses) on disposals of investments	€ 134,000,000
Increase (decrease) through reclassification of after tax gain on sale of long-term investments, equity	€ 104,000,000
Purchase price related to estimated fair value of contingent consideration																															€ 13,000,000
Maximum potential contingent consideration payout over next two years													18,000,000
Sales of long term investments													144,000,000	0	€ 0
Exchangeable Notes Due 2026
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount | $																								$ 1,500,000,000
Borrowings, interest rate																								0.00%
Additional notional amount option | $																								$ 200,000,000
Binomial option pricing model weight																								75.00%
Borrowing instrument weight																								25.00%
Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Impact on fair value of borrowings from change in 10% volatility													1,170,000,000
Impact on fair value of borrowings from change in 10% share price													1,187,000,000
Bottom of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants													52,000,000	72,000,000
Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Impact on fair value of borrowings from change in 10% volatility													1,238,000,000
Impact on fair value of borrowings from change in 10% share price													1,219,000,000
Top of Range | Warrants
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of warrants													€ 95,000,000	106,000,000
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Non-controlling equity interest percentage													8.00%
Tencent Music Entertainment Group | Bottom of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment													€ 767,000,000	2,005,000,000
Tencent Music Entertainment Group | Top of Range
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Value of the long term investment													937,000,000	2,451,000,000
Foreign Exchange Forwards | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount																$ 97,000,000	$ 567	£ 733	$ 464	kr 1,443	kr 2,405				$ 56,000,000	$ 473	£ 653	$ 405	kr 1,352	kr 2,322
Foreign Exchange Forwards | Revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount													1,185,000,000	992,000,000		54,000,000	327	429	274	870	1,446				32,000,000	274	379	239	809	1,384
Foreign Exchange Forwards | Cost of Revenue | Cash Flow Hedges
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Notional amount													835,000,000	703,000,000		$ 43,000,000	$ 240	£ 304	$ 190	kr 573	kr 959				$ 24,000,000	$ 199	£ 274	$ 166	kr 543	kr 938
Financial Credit Risk
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Cash and cash equivalents and short term investments													€ 3,500,000,000	€ 1,747,000,000